INVESTMENT IN SURGE BATTERY METALS INC.	12 Months Ended
Feb. 29, 2024
Investments accounted for using equity method [abstract]
INVESTMENT IN SURGE BATTERY METALS INC. [Text Block]

6. INVESTMENT IN SURGE BATTERY METALS INC.

On June 9, 2023, the Company completed a strategic investment in Surge, a company incorporated in Canada, whose principal business activity is the acquisition, exploration and development of mineral properties in Nevada.

Surge closed the first tranche of a non-brokered private placement financing by issuing 13,400,000 units ("Units") at a price of $0.40 per Unit to the Company for a total transaction value of $5,360,000. Each Unit consists of one common share and one Warrant exercisable at $0.55 per Warrant for a period of three years from the date of issuance, and is subject to a 4-month hold.

The allocation of the transaction value to the Surge common shares and Warrants at June 9, 2023 was determined based on the relative fair values of each asset, $3,062,857 and $2,297,143, respectively. The common shares were valued based on the market price of Surge's common shares on the date of the transaction multiplied by a discount for lack of marketability ("DLOM") of 22.6%, determined by utilizing the Black-Scholes option pricing model. The Warrants were valued using Black-Scholes option pricing model with the spot price of the Warrants based on the DLOM price of Surge's common shares to reflect the 4-month hold period.

The following Black-Scholes assumptions were utilized to value the discount for lack of marketability on the common shares and the Warrants at June 9, 2023:

	Common Shares	Warrants
	4-month hold
Expected volatility	102%	132%
Risk-free interest rate	4.08%	4.08%
Spot Price	0.62	0.48
Exercise Price	0.62	0.55
Time to expiration	4 months	3 years
Dividend yield	Nil	Nil

The Company determined that the fair value of Surge's Warrants acquired was $4,824,000 at June 9, 2023. Since the fair value of this financial instrument exceeded the Unit offering's allocated transaction value of $2,297,143, and the fair value is not based solely on observable inputs, $2,526,857 was recorded as a deferred gain, which is recognized over the three-year life of the Warrants (note 5).

After initial recognition, the Surge common shares and Warrants are separate financial assets, and therefore are valued separately. The Company determined that, through a combination of its shareholdings and its board representation, has significant influence over Surge on the date of acquisition, and therefore accounts for the investment using the equity method. The Warrants are fair valued at each reporting date (note 5).

As at February 29, 2024, the Company owns 13,400,000 shares of Surge, representing approximately 8.37% ownership of the investee, and has one of the five board of director seats of Surge. The Company also entered into a technical advisory agreement with Surge whereby the Company will have influence on the exploration activities of Surge.

Since Surge's financial statements are typically not publicly available at the time the Company files its financial statements, the share of Surge's results are recognized using a reporting period which is two months prior to that of the Company.

$
Balance, February 28, 2023	-
Allocated transaction value of Surge's common shares	3,062,857
Share of loss for the seven -month period ended December 31, 2023 (1)	(814,238)
Dilution loss on investment in Surge (2)	(420,418)
Balance, February 29, 2024	1,828,201

(1) Since the investment in Surge was purchased on June 9, 2023, the share of Surge's loss is only calculated from the date of acquisition to December 31, 2023.

(2) The Company's initial investment in Surge represented 9.73% of the outstanding share capital of Surge, decreasing to 8.37% by the end of the fiscal year which resulted in a dilution loss of $420,418.

The trading price of Surge's common shares on February 29, 2024 was $0.50. The quoted market value of the investment in Surge was $6,700,000.

Surge's unaudited loss and comprehensive loss for the periods is as follows:

Seven Months ended
December 31, 2023
Comprehensive loss for the period (per Surge Financial Statements)	(6,547,134)
Exploration & evaluation expenditures	(2,929,765)
Comprehensive loss for the period (in accordance with ALC's accounting policies)	(9,476,899)

Select information from Surge's statements of financial position is as follows:

December 31, 2023
Current assets	6,800,432

Non-current assets (per Surge Financial Statements)	9,700,672
Exploration & evaluation expenditures	(4,914,061)
Non-current assets (In accordance with ALC's accounting policies)	4,786,611
Current liabilities	201,800

Surge's statements of financial position and statements of loss and comprehensive loss for the period have been adjusted to align Surge's accounting policies with the Company's, specifically relating to the accounting of exploration and evaluation expenditures.

The Company was appointed as an advisor by Surge to assist in the exploration and development of Surge's Nevada North Lithium project. The Company has received an upfront fee of $240,000 from Surge in relation to the advisory engagement which covers a period of 12 months starting on June 9, 2023. For the year ended February 29, 2024, the Company recognized $180,000 of revenue related to the advisory engagement and $60,000 of deferred revenue remained on the Company's statement of financial position.